Financial risk management (Tables)	6 Months Ended
Jun. 30, 2025
Financial risk management
Schedule of disclosure of the Group's debt facilities

As of 30 June 2025	Committed (EUR millions)
EUR Millions	Utilised	Repayments	Unutilised
Secured
Green Corporate Facility (RCF + term loan)	350	(13)	100
Green Corporate Facility - Guarantee	143	-	57
Total New Debt Facility	493	(13)	157
P-Class Facility	421	(18)	-
M-Class Facility I & II	212	(4)	208
A-Class Facility I & II	-	-	525
Wind Keeper Bridge Facility	150	-	-
Unsecured
HoldCo Facility	125	-	-
Total (excluding Guarantee facility)	1,259	(34)	833

Schedule of changes in lease liabilities and change in debts to credit institutes during the year

EUR’000	30 June 2025	30 June 2024
Debt to credit institutions at 1 January	571,017	205,572
Loans repayment	(23,829)	-
New loan	661,167	130,000
New loan fees	(11,259)	(499)
New loan interest	2,173	-
Non cash interest	(884)	4,300
Total debt to credit institutions at end of period	1,198,385	339,373
Current	204,785	4,344
Non-current	993,600	335,029

Schedule of fair value of derivatives

EUR’000	30 June 2025	31 December 2024

Derivative assets measured at fair value
Interest from IRS recycled through OCI	-	228
Interest rate swap	919	1,287
FX forward contracts	-	6,849
FX Option collars	-	4,764
Time value of FX Option collars through OCI	721	5,340
Total derivative assets	1,640	18,468

Derivative liabilities measured at fair value
Interest recycled through OCI	336	-
Interest rate swap	16,978	16,231
FX forward contracts	3,410	-
FX Option collars	9,360	-
Time value of FX Option collars through OCI	1,125	209
Derivatives ineffective hedges	(315)	(26)
Total derivative liabilities	30,894	16,414